CALIFORNIA SUPPLEMENT DATED AUGUST 6, 2001
                       TO PROSPECTUS DATED AUGUST 6, 2001

                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

                                 with respect to

                           PruLife Custom Premier(sm)
                   Variable Universal Life Insurance Contracts

     The portfolios available to Pruco Life's PruLife Custom Premier Variable Universal Life Insurance Contracts are approved in all states, except California. The portfolios not available in California are listed below:


Global Portfolio
SP Aggressive Growth Asset Allocation Portfolio
SP AIM Growth & Income Portfolio
SP Balanced Asset Allocation Portfolio
SP Conservative Asset Allocation Portfolio
SP Growth Asset Allocation Portfolio
SP Jennison International Growth Portfolio
SP Large Cap Value Portfolio
SP PIMCO High Yield Portfolio
SP PIMCO Total Return Portfolio
SP Strategic Partners Focused Growth Portfolio
Janus Aspen Series - Growth Portfolio (Service Shares)




VUL2 CASUP Ed. 8-2001